Annual Total Returns[BarChart] - PROFUND VP BASIC MATERIALS - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(16.15%)	8.49%	18.43%	1.69%	(13.92%)	18.49%	22.96%	(17.66%)	17.72%	16.49%